Offerings - Offering: 1	Aug. 06, 2024 USD ($) shares
Offering:
Fee Previously Paid	false
Rule 457(a)	true
Security Type	Equity
Security Class Title	Class A Common Stock, par value $0.001
Amount Registered | shares	25,000,000
Proposed Maximum Offering Price per Unit	2.37
Maximum Aggregate Offering Price	$ 59,250,000.00
Fee Rate	0.01476%
Amount of Registration Fee	$ 8,745.30
Offering Note	(1) This Form S-8 covers up to 25,000,000 shares of Angi Inc. Class A Common Stock, par value $0.001 per share ("Class A Common Stock"), issuable in connection with the settlement of equity awards granted under the Angi Inc. Amended and Restated 2017 Stock and Annual Incentive Plan (the "Amount Registered"). (2) Pursuant to Rule 416(a) under the Securities Act, the Amount Registered pursuant to this Form S-8 also covers additional securities that may be offered as a result of stock splits, stock dividends, recapitalizations or similar transactions. (3) The Proposed Maximum Offering Price Per Unit and Maximum Aggregate Offering Price have been estimated solely for the purpose of calculating the registration fee pursuant to Rules 457(c) and (h) of the Securities Act of 1933, as amended, based on the average of the high and low sale prices of Class A Common Stock, as quoted on the Nasdaq Global Select Market on August 1, 2024.